Class S2 Shares | ING Index Plus SmallCap Portfolio
ING Index Plus SmallCap Portfolio
INVESTMENT OBJECTIVE
The Portfolio seeks to outperform the total return performance of the Standard and Poor's SmallCap 600 Index ("Index") while maintaining a market level of risk.
FEES AND EXPENSES OF THE PORTFOLIO
The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies ("Variable Contract") or a qualified pension or retirement plan ("Qualified Plan"). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Annual Portfolio Operating Expenses		Class S2 Shares ING Index Plus SmallCap Portfolio Class S2
Management Fee	[1]	0.40%
Distribution and/or Shareholder Services (12b-1) Fees	[1]	0.50%
Administrative Services Fee	[1]	0.06%
Other Expenses	[1]	0.05%
Total Annual Portfolio Operating Expenses	[1]	1.01%
Waivers and Reimbursements	[1][2]	(0.10%)
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	[1]	0.91%
[1]	Based on Class I shares' expenses adjusted for contractual differences.
[2]	The adviser is contractually obligated to limit expenses to 1.00% through May 1, 2014; the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses and extraordinary expenses. The obligation will automatically renew for one-year terms unless: (i) the adviser provides 90 days written notice of its termination; and (ii) such termination is approved by the Board of Directors; or (iii) the management agreement has been terminated. The obligation is subject to possible recoupment by the adviser within three years. The distributor is contractually obligated to waive 0.10% of the distribution fee through May 1, 2014. There is no guarantee that the distribution fee waiver will continue after May 1, 2014. The distribution fee waiver will continue only if the distributor elects to renew it.

Expense Example $
The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Yr	3 Yrs	5 Yrs	10 Yrs
Class S2 Shares ING Index Plus SmallCap Portfolio Class S2	93	312	548	1,227

Expense Example, No Redemption (USD $)	1 Yr	3 Yrs	5 Yrs	10 Yrs
Class S2 Shares ING Index Plus SmallCap Portfolio Class S2	93	312	548	1,227

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Portfolio Turnover % of average value of portfolio
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio's performance.

During the most recent fiscal year, the Portfolio's portfolio turnover rate was 144% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in securities of small-capitalization companies included in the Index. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy.

The Index is a stock market index comprised of common stocks of 600 small-capitalization companies traded in the United States and selected by Standard & Poor's Ratings Services. The sub-adviser ("Sub-Adviser") defines small-capitalization companies as companies that are included in the Index at the time of purchase. The market capitalization range is reset monthly and will change with market conditions as the range of the companies in the Index changes. As of December 31, 2012, the smallest company in the Index had a market capitalization of $82.8 million and the largest company had a market capitalization of $3.9 billion.

The Portfolio may invest in derivative instruments including, but not limited to, index futures. The Portfolio typically uses derivatives to substitute for taking a position in the underlying benchmark for "equitization" purposes.

The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder ("1940 Act").

In managing the Portfolio, the Sub-Adviser attempts to achieve the Portfolio's objective by overweighting those stocks that the Sub-Adviser believes will outperform the Index, and underweighting (or avoiding altogether) those stocks in the Index that the Sub-Adviser believes will underperform the Index. In determining stock weightings, the Sub-Adviser uses both internally developed quantitative computer models and fundamental stock research to evaluate various criteria, such as the financial strength of each issuer and its potential for strong, sustained earnings growth. Although the Portfolio will not hold all of the stocks in the Index, the Sub-Adviser expects that there will be a close correlation between the performance of the Portfolio and that of the Index in both rising and falling markets as the Portfolio is designed to have risk characteristics ( e.g ., beta, size, volatility) which approximate those of the Index.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 331 / 3 % of its total assets.
PRINCIPAL RISKS
You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Company   The price of a given company's stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Derivative Instruments   Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns. Derivatives may not perform as expected, so the Portfolio may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. In addition, given their complexity, derivatives expose the Portfolio to the risk of improper valuation.

Investment Model   The manager's proprietary model may not adequately allow for existing or unforeseen market factors or the interplay between such factors.

Liquidity   If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio's manager might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market   Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to Portfolio costs and impair the ability of the Portfolio to achieve its investment objectives.

Other Investment Companies   The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of those other investment companies (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio.

Securities Lending   Securities lending involves two primary risks: "investment risk" and "borrower default risk." Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Small-Capitalization Company   Investments in small-capitalization companies may involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies are often traded over-the-counter and may not be traded in volume typical on a national securities exchange.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
PERFORMANCE INFORMATION
The following information is intended to help you understand the risks of investing in the Portfolio. Because Class S2 shares of the Portfolio had not commenced operations as of the calendar year ended December 31, 2012, the following bar chart shows the changes in the Portfolio's Class I shares' performance from year to year, and the table compares the Portfolio's Class I shares' performance to the performance of a broad-based securities market index/indices for the same period. Class I shares' performance has been adjusted for the higher expenses of Class S2 shares. Class S2 shares and Class I shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class I shares' performance would be higher than Class S2 shares' performance because of the higher expenses paid by Class S2 shares. The Portfolio's performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio's past performance is no guarantee of future results.
Calendar Year Total Returns (as of December 31 of each year)

Best quarter: 2nd, 2009, 19.86% and Worst quarter: 4th, 2008, (25.51)%
Average Annual Total Returns% (for the periods ended December 31, 2012)
Average Annual Total Returns Class S2 Shares ING Index Plus SmallCap Portfolio		1 Yr	5 Yrs	10 Yrs	Inception Date
Class I	[1]	11.94%	2.19%	7.64%	Dec. 19, 1997
S&P SmallCap 600 Index	[2]	16.33%	5.14%	10.45%
[1]	(adjusted)
[2]	The index returns do not reflect deductions for fees, expenses, or taxes.